Other Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Other Assets

Other Assets

(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Accounts receivable and other items	$8,938	$7,932
Accrued interest	2,343	1,945
Current income tax receivable	1,614	832
Defined benefit asset	113	13
Insurance-related assets, excluding investments	1,638	1,536
Prepaid expenses	950	1,006
Total	$15,596	$13,264